Financial instruments and financial risk management - Liquidity and capital management (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current financial assets		€ 3,194.9		€ 3,680.1		€ 4,140.3
Funding for purchase of property, plant and equipment	$ 1,546.7	1,546.7	$ 1,470.6	1,470.6	$ 1,449.8	1,449.8
Funding net of tax refund in share buybacks		531.6
Funding in share buybacks	$ 531.6	€ 560.5	$ 829.1	€ 829.1	$ 1,017.9	1,017.9
Class B share
Disclosure of detailed information about financial instruments [line items]
Funding in share buybacks						€ 398.0